Related Party Transactions (Schedule of Key Management Personnel Compensation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Management fees	$ 1,360,539	$ 1,750,691
Consulting fees	991,491	555,765
Professional fees	1,371,574	997,809
Exploration and evaluation assets expenditures	42,230,834	60,522,739
Wages and salaries	593,241	390,694
Key Management Personnel [Memeber]
Disclosure of transactions between related parties [line items]
Management fees	1,360,539	1,750,691
Professional fees	266,150	187,000
Exploration and evaluation assets expenditures	129,872	353,520
Wages and salaries	22,919	43,633
Share-based compensation	2,312,347	2,228,191
Total of key management personnel compensation	$ 4,091,827	$ 4,563,035